Offsetting Financial Assets and Liabilities - Summary of Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		€ 305,032	€ 301,110
Gross amounts of recognised financial liabilities offset in the statement of financial position		(224,008)	(221,651)
Net amounts of financial assets presented in the statement of financial position		81,023	79,459
Financial instruments		13,412	15,822
Cash and financial instruments received as collateral		63,267	59,330
Net amount		4,344	4,307
Loans and advances to banks [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		1,947	1,845
Gross amounts of recognised financial liabilities offset in the statement of financial position		0	(7)
Net amounts of financial assets presented in the statement of financial position		1,947	1,838
Financial instruments		0	0
Cash and financial instruments received as collateral		1,838	1,728
Net amount		109	110
Loans and advances to banks [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		1,947	1,838
Gross amounts of recognised financial liabilities offset in the statement of financial position		0	0
Net amounts of financial assets presented in the statement of financial position		1,947	1,838
Financial instruments		0	0
Cash and financial instruments received as collateral		1,838	1,728
Net amount		109	110
Loans and advances to banks [member] | Other [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets			7
Gross amounts of recognised financial liabilities offset in the statement of financial position			(7)
Net amounts of financial assets presented in the statement of financial position			0
Financial instruments			0
Cash and financial instruments received as collateral			0
Net amount			0
Trading assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		94,164	88,928
Gross amounts of recognised financial liabilities offset in the statement of financial position		(19,349)	(15,235)
Net amounts of financial assets presented in the statement of financial position		74,815	73,693
Financial instruments		15,766	19,495
Cash and financial instruments received as collateral		57,307	52,675
Net amount		1,742	1,523
Trading assets [member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		17,181	20,878
Gross amounts of recognised financial liabilities offset in the statement of financial position		(1,012)	(760)
Net amounts of financial assets presented in the statement of financial position		16,168	20,118
Financial instruments		14,664	18,427
Cash and financial instruments received as collateral		2	219
Net amount		1,502	1,472
Trading assets [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		76,983	68,050
Gross amounts of recognised financial liabilities offset in the statement of financial position		(18,337)	(14,475)
Net amounts of financial assets presented in the statement of financial position		58,647	53,575
Financial instruments		1,102	1,068
Cash and financial instruments received as collateral		57,304	52,456
Net amount		240	51
Financial assets at fair value through profit or loss, non-trading derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		41,263	45,176
Gross amounts of recognised financial liabilities offset in the statement of financial position		(39,648)	(43,819)
Net amounts of financial assets presented in the statement of financial position		1,615	1,357
Financial instruments		1,520	1,238
Cash and financial instruments received as collateral		0	217
Net amount		96	(98)
Financial assets at fair value through profit or loss, non-trading derivatives [member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		41,263	45,176
Gross amounts of recognised financial liabilities offset in the statement of financial position		(39,648)	(43,819)
Net amounts of financial assets presented in the statement of financial position		1,615	1,357
Financial instruments		1,520	1,238
Cash and financial instruments received as collateral		0	217
Net amount		96	(98)
Loans and advances to customers [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		161,953	158,301
Gross amounts of recognised financial liabilities offset in the statement of financial position		(159,819)	(156,224)
Net amounts of financial assets presented in the statement of financial position		2,134	2,077
Financial instruments		1,166	1,018
Cash and financial instruments received as collateral		605	502
Net amount		363	557
Loans and advances to customers [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		223	409
Gross amounts of recognised financial liabilities offset in the statement of financial position		(223)	(209)
Net amounts of financial assets presented in the statement of financial position		0	200
Financial instruments		0	0
Cash and financial instruments received as collateral		0	200
Net amount		0	0
Loans and advances to customers [member] | Other [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		161,730	157,892
Gross amounts of recognised financial liabilities offset in the statement of financial position		(159,596)	(156,015)
Net amounts of financial assets presented in the statement of financial position		2,134	1,877
Financial instruments		1,166	1,018
Cash and financial instruments received as collateral		605	302
Net amount		363	557
Other items where offsetting is applied in the statement of financial position [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		5,705	6,860
Gross amounts of recognised financial liabilities offset in the statement of financial position		(5,193)	(6,366)
Net amounts of financial assets presented in the statement of financial position		512	494
Financial instruments		1	0
Cash and financial instruments received as collateral		0	0
Net amount		510	494
Impact of enforceable master netting arrangements or similar arrangements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets		0	0
Gross amounts of recognised financial liabilities offset in the statement of financial position		0	0
Net amounts of financial assets presented in the statement of financial position		0	0
Financial instruments		(5,041)	(5,929)
Cash and financial instruments received as collateral		3,518	4,208
Net amount		1,523	1,721
Impact of enforceable master netting arrangements or similar arrangements [member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	[1]	0	0
Gross amounts of recognised financial liabilities offset in the statement of financial position	[1]	0	0
Net amounts of financial assets presented in the statement of financial position	[1]	0	0
Financial instruments	[1]	(5,041)	(5,929)
Cash and financial instruments received as collateral	[1]	3,518	4,208
Net amount	[1]	€ 1,523	€ 1,721

[1]

The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.